Finance income and costs (Details) - EUR (€)	8 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Interest income		€ 200,000	€ 200,000	€ 5,900,000
Net fair value gains on derivatives held for trading		1,400,000	7,000,000	0
Net foreign exchange gains on translation of financial assets and liabilities		0	0	18,300,000
Finance income		1,600,000	7,200,000	24,200,000
Cash pay interest expense		(64,400,000)	(54,000,000)	(68,700,000)
Cross-currency interest rate swaps: cash flow hedges, transfer from equity		14,600,000	3,900,000	0
Other interest expense		0	0	(2,800,000)
Net pension interest costs		(3,800,000)	(3,600,000)	(4,100,000)
Amortization of borrowing costs		(1,500,000)	(2,700,000)	(5,000,000)
Net foreign exchange losses on translation of financial assets and liabilities		(300,000)	(3,900,000)	0
Interest on unwinding of discounted items		(1,100,000)	(1,200,000)	(1,400,000)
Net fair value losses on derivatives held for trading		0	0	(4,300,000)
Financing costs incurred in amendment of terms of debt	€ (20,100,000)	(1,100,000)	(20,100,000)	0
Finance costs		(57,600,000)	(81,600,000)	(86,300,000)
Net finance costs		€ (56,000,000)	€ (74,400,000)	€ (62,100,000)
Deferred transaction costs written off	€ 15.7